Exhibit 99.1

KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Morgan Stanley Mortgage Capital Holdings LLC (the “Company”)

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC
Wells Fargo Securities, LLC

Wells Fargo Bank, National Association

(together with the Company, the “Specified Parties”)

Re:  BX Trust 2018-MCSF – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BX 2018-MCSF - Tape Output 0329.xlsx” provided to us on March 29, 2018 (the “Data File”) containing information pertaining to the mortgage loan (the “Mortgage Loan”) and related mortgaged property (the “Mortgaged Property”) which we were informed are to be included as collateral in the offering of BX Trust 2018-MCSF, Commercial Mortgage Pass-Through Certificates, Series 2018-MCSF. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Cut-Off Date” means the payment date in April 2018, as provided by the Company.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Pittsburgh, Pennsylvania
March 29, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Name	Provided by the Company
Street Address	Appraisal
City	Appraisal
State	Appraisal
County	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Property Type Detail	Appraisal
Year Built	Appraisal
Most Recent Renovation	Appraisal
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Mortgage Loan Original Balance	Loan Agreement
Mezzanine Loan Original Balance	Loan Agreement
Total Debt Original Balance	Loan Agreement
Loan Purpose	Closing Statement
Sponsor	Loan Agreement
Carve-Out Guarantor(s)	Guaranty of Recourse Obligations
Borrower	Loan Agreement
Title Type	Proforma Title Policy/Title Policy
Monthly P&I Payment	Loan Agreement
Annual P&I Debt Service	Loan Agreement
Interest Accrual Method	Loan Agreement
Payment Date	Loan Agreement
Interest Accrual Start	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document(s)
Interest Accrual End	Loan Agreement
Mortgage Loan LIBOR Assumption	Provided by the Company
Mortgage Loan LIBOR Rounding Methodology	Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
Mortgage Loan Spread	Loan Agreement
Mortgage Loan LIBOR Floor	Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider	Interest Rate Cap Agreement
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Provided by the Company
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
IO Term (mos)	Loan Agreement
Original Amortization Term	Loan Agreement
Amortization Type	Loan Agreement
Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Administrative Fee Rate	Provided by the Company
Original Loan Term (mos)	Loan Agreement
Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Option Description	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Defeasance Lockout Expiration Date	Loan Agreement
Open Period Begin Date	Loan Agreement

A-2

ATTACHMENT A

Attribute	Source Document(s)
Prepay Description	Loan Agreement
Partial Release (Y/N)	Loan Agreement
Partial Release Description	Loan Agreement
Appraisal Date	Appraisal
Appraisal Value	Appraisal
Fourth Most Recent NOI Date	Company Underwritten Cash Flow Statement
Fourth Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NOI Date	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NOI Date	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NOI Date	Company Underwritten Cash Flow Statement
Most Recent Description	Company Underwritten Cash Flow Statement
Most Recent Revenue	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Effective Gross Income	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Replacement Reserve	Company Underwritten Cash Flow Statement
Underwritten TI/LC Reserve	Company Underwritten Cash Flow Statement
Major Tenant 1	Underwritten Rent Roll, Lease Agreement
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll, Lease Agreement
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll

A-3

ATTACHMENT A

Attribute	Source Document(s)
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll, Lease Agreement
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll, Lease Agreement
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll, Lease Agreement
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll
Lockbox	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement
Cash Management Springing Condition	Loan Agreement, Cash Management Agreement
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II Report Date	Environmental Report
Seismic Report Date	Seismic Report
PML %	Seismic Report
Terrorism Insurance	Insurance Certificate
Windstorm Insurance	Insurance Certificate
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate
Ground Lease Expiration Date	Ground Lease
Ground Lessor	Ground Lease
Partial Defeasance	Loan Agreement
Partial Defeasance Description	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Future Debt Description	Loan Agreement
Mezzanine Lender	Mezzanine Loan Agreement, Loan Agreement
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreement
Mezzanine Loan Origination Date	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Assumption	Provided by the Company
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreement
Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreement
Mezzanine Loan LIBOR Cap Strike Rate	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Expiration Date	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider	Mezzanine Loan Interest Rate Cap Agreement
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Provided by the Company
Total Debt Spread	Loan Agreement
Total Debt Interest Rate	Loan Agreement
Non-Consolidation Opinion	Loan Agreement, Non-Consolidation Opinion
Independent Director	Loan Agreement
SPE	Loan Agreement
Real Estate Tax Escrow - Initial	Loan Agreement, Settlement Statement
Real Estate Tax Escrow - Ongoing	Loan Agreement, Settlement Statement
Real Estate Tax Escrow - Springing Condition	Loan Agreement, Settlement Statement
Insurance Escrow - Initial	Loan Agreement, Settlement Statement
Insurance Escrow - Ongoing	Loan Agreement, Settlement Statement
Insurance Escrow - Springing Condition	Loan Agreement, Settlement Statement
Replacement Reserve Escrow - Initial	Loan Agreement, Settlement Statement

A-5

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve Escrow - Ongoing	Loan Agreement, Settlement Statement
Replacement Reserve Escrow - Springing Condition	Loan Agreement, Settlement Statement
Immediate Repairs Escrow - Initial	Loan Agreement, Settlement Statement
Immediate Repairs Escrow - Ongoing	Loan Agreement, Settlement Statement
Rollover Escrow - Initial	Loan Agreement, Settlement Statement
Rollover Escrow - Ongoing	Loan Agreement, Settlement Statement
Rollover Escrow - Springing Condition	Loan Agreement, Settlement Statement
Other Escrow Required	Loan Agreement, Settlement Statement
Other Escrow 1 Description	Loan Agreement, Settlement Statement
Other Escrow 1 Initial	Loan Agreement, Settlement Statement
Other Escrow 1 - Ongoing	Loan Agreement, Settlement Statement
Other Escrow 1 - Springing Condition	Loan Agreement, Settlement Statement

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan PSF	Mortgage Loan Original Balance divided by Total Property SF.
Total Debt PSF	Total Debt Original Balance divided by Total Property SF.
Mortgage Loan Cut-off Date Balance	Equal to the Mortgage Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Mezzanine Loan Cut-off Date Balance	Equal to the Mezzanine Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Total Debt Cut-off Date Balance	Equal to the Total Debt Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Mortgage Loan Monthly IO Payment	Mortgage Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by the Mortgage Loan Interest Rate divided by 12 months.
Mortgage Loan Annual IO Debt Service	Mortgage Loan Monthly IO Payment multiplied by 12 months.
Mortgage Loan Annual IO Debt Service At Cap	Mortgage Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by the Mortgage Loan Interest Rate at Cap.
Mezzanine Loan Monthly IO Payment	Mezzanine Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by the Mezzanine Loan Interest Rate divided by 12 months.
Mezzanine Loan Annual IO Debt Service	Mezzanine Loan Monthly IO Payment multiplied by 12 months.
Mezzanine Loan Annual IO Debt Service At Cap	Mezzanine Loan Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by the Mezzanine Loan Interest Rate at Cap.
Total Debt Monthly IO Payment	Total Debt Original Balance then multiplied by 365 divided by 360 and finally multiplied by Total Debt Interest Rate.
Total Debt Annual IO Debt Service	Total Debt Monthly IO Payment multiplied by 12 months

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Annual IO Debt Service at Cap	Total Debt Original Balance (i) multiplied by 365 (ii) divided by 360 and (iii) multiplied by the Total Debt Interest Rate at Cap.
Mortgage Loan Interest Rate	Mortgage Loan LIBOR Assumption, subject to the Mortgage Loan LIBOR Rounding Methodology and, plus the Mortgage Loan Spread, with the sum being subject to the Mortgage Loan LIBOR Floor
Net Interest Rate	Mortgage Loan Interest Rate minus Administrative Fee
Mortgage Loan Interest Rate At Cap	The sum of the Mortgage Loan LIBOR Cap Strike Rate plus the Mortgage Loan Spread
Remaining Loan Term (mos)	Original Loan Term (mos) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Mortgage Loan Balloon Balance	Equal to the Mortgage Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Mezzanine Loan Balloon Balance	Equal to the Mezzanine Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Total Debt Balloon Balance	Equal to the Total Debt Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Cut-off Date Mortgage Loan LTV	Mortgage Loan Cut-Off Date Balance divided by Appraisal Value.
Maturity Date Mortgage Loan LTV	Mortgage Loan Balloon Balance divided by Appraisal Value.
Cut-off Date Total Debt LTV	Total Loan Cut-off Date Balance divided by the Appraisal Value
Maturity Date Total Debt LTV	Total Loan Balloon Balance divided by the Appraisal Value
Underwritten Mortgage Loan IO NOI DSCR	Underwritten NOI divided by Whole Loan Annual IO Debt Service.
Underwritten Mortgage Loan IO NOI DSCR At Cap	Underwritten NOI divided by Mortgage Loan Annual IO Debt Service At Cap.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Underwritten Total Debt IO NOI DSCR	Underwritten NOI divided by Total Debt Annual IO Debt Service
Underwritten Total Debt IO NOI DSCR At Cap	Underwritten NOI divided by Total Debt Annual IO Debt Service at Cap
Underwritten Mortgage Loan NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Original Balance
Underwritten Total Debt NOI Debt Yield	Underwritten NOI divided by Total Debt Loan Original Balance.
Underwritten NCF	Underwritten NOI minus the sum of Underwritten Replacement Reserve and Underwritten TI/LC Reserve.
Underwritten Mortgage Loan IO NCF DSCR	Underwritten NCF divided by Whole Loan Annual IO Debt Service.
Underwritten Mortgage Loan IO NCF DSCR At Cap	Underwritten NCF divided by Whole Loan Annual IO Debt Service at Cap.
Underwritten Total Debt IO NCF DSCR	Underwritten NCF divided by Total Debt Annual IO Debt Service.
Underwritten Total Debt IO NCF DSCR At Cap	Underwritten NCF divided by Total Debt Annual IO Debt Service at Cap.
Underwritten Mortgage Loan NCF Debt Yield	Underwritten NCF divided by Whole Loan Original Balance.
Underwritten Total Debt NCF Debt Yield	Underwritten NCF divided by Total Debt Original Balance.
Mezzanine Loan Interest Rate	Mezzanine Loan LIBOR Assumption, subject to the Mezzanine Loan LIBOR Rounding Methodology, plus the Mezzanine Loan Spread, with the sum being subject to the Mezzanine Loan LIBOR Floor
Mezzanine Loan Interest Rate at Cap	The sum of the Mezzanine Loan Spread and the Mezzanine Loan LIBOR Cap Strike Rate
Total Debt Interest Rate at Cap	The product of the sum of the Mortgage Loan Spread and the Mortgage Loan LIBOR Cap Strike Price and sum of the Mezzanine Loan Spread and the Mezzanine Loan LIBOR Cap Strike Rate weighted by the Mortgage Loan Original Balance and the Mezzanine Original Balance

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1